EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the prospectuses dated February 28, 2014, for Class A, Class C, Class R6 and Institutional Class of Neuberger Berman Absolute Return Multi-Manager Fund, a series of Neuberger Berman Alternative Funds, which was filed with the Securities and Exchange Commission on March 5, 2014 (Accession No. 0000898432-14-000393) in definitive form.